Commitments and Contingencies (Details) - Schedule of lease costs - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Components of total lease costs:
Operating lease expense	$ 397	$ 407	$ 1,544	$ 902
Total lease costs	$ 397	$ 407	$ 1,544	$ 902